Inventories (Annual and Quarter) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
In thousands	March 31 2012	December 31 2011
Raw materials	$1,654	$1,826
Work-in-progress	481	449
Finished goods	739	600
Total Inventories	$2,874	$2,875

In thousands	2011	2010
Raw materials	$1,826	$3,948
Work-in-progress	449	152
Finished goods	600	752
Total Inventories	$2,875	$4,852